SPARX ASIA FUNDS

c/o SPARX Investment & Research, USA, Inc.

360 Madison Avenue, 24th Floor

New York, New York 10017

March 4, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	SPARX Asia Funds (the “Fund”)

Registration Statement on Form N-1A (File No. 333-108229)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on February 26, 2008.

SPARX ASIA FUNDS

By:  /s/ Evan R. Gartenlaub

        Evan R. Gartenlaub

        President and Trustee